DEPOSITS AND ADVANCES	12 Months Ended
Mar. 31, 2024
Deposits And Advances
DEPOSITS AND ADVANCES

NOTE 4 – DEPOSITS AND ADVANCES

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Prepaid expense and other current assets	535,021	52,258
Advance to Suppliers	383,703	236,584
Advance to employees	-	-

Total	918,724	288,842

Prepaid and other current assets include approximately $ 306 thousand (March 31, 2023: $ 2 thousand) prepaid insurance for Fiscal Year 2024. The Advances to suppliers primarily relate to advances to suppliers of component suppliers in the Vehicle manufacturing segment and also towards supply of capital equipment.